Summary of Significant Accounting Policies - A Reconciliation of the Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 343,287	$ 383,623	$ 47,541	$ 79,551
Restricted cash		4,200		4,131
Total cash, cash equivalents and restricted cash	$ 347,487	$ 387,823	$ 51,672	$ 83,682	$ 95,443